Defined Contribution Plan	12 Months Ended
Sep. 30, 2014
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan [Text Block]
(12) Defined Contribution Plan

The Company sponsors a defined contribution plan, which extends participation eligibility to the vast majority of U.S. employees. Effective January 1, 2014, the Company matches 100% of participant’s before-tax or Roth contributions up to 6% of eligible compensation. Amounts charged to expense during fiscal 2014, 2013, and 2012 were $13.7, $9.3, and $9.3, respectively, and are reflected in SG&A and Cost of products sold in the Consolidated Statements of Earnings and Comprehensive Income.